Consolidated Statements of Changes in Stockholders' Deficit (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustments, net of tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0